Share Capital, Warrants and Options - Schedule of Number and Weighted Average Remaining Contractual Life of Outstanding Warrants (Details)	9 Months Ended
Sep. 30, 2020 EquityInstruments $ / shares
Disclosure of Warrants Outstanding [Line Items]
Warrants outstanding	25,715,742
Weighted average remaining contractual life (years)	1 year 9 months 11 days
Warrants Expiring December 18, 2021 [Member]
Disclosure of Warrants Outstanding [Line Items]
Warrants outstanding	3,984,731
Exercise price | $ / shares	$ 0.25
Weighted average remaining contractual life (years)	2 months 8 days
Warrants Expiring August 13, 2022 [Member]
Disclosure of Warrants Outstanding [Line Items]
Warrants outstanding	16,045,231
Exercise price | $ / shares	$ 0.09
Weighted average remaining contractual life (years)	1 year 2 months 1 day
Warrants Expiring August 31, 2022 [Member]
Disclosure of Warrants Outstanding [Line Items]
Warrants outstanding	5,685,780
Exercise price | $ / shares	$ 0.09
Weighted average remaining contractual life (years)	5 months 1 day